Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	We generally grant one-time new hire equity awards to our employees, including executives, upon their commencement of employment with us, or upon their promotion to a new position. Additionally, as part of our ongoing executive compensation review and alignment process, we have periodically granted additional equity awards to our executives.
The Compensation Committee meets periodically, including to approve equity award grants to our executives from time to time. In addition, the Special Committee is responsible for evaluating and recommending to the Board the methods for incentivizing and retaining our Chief Executive Officer. We do not have, nor do we plan to establish, any program, plan or practice to time equity award grants in coordination with releasing material non-public information, and the Compensation Committee does not take material non-public information into account when determining the timing and terms of equity awards. Tesla has not timed the disclosure of material non-public information to affect the value of executive compensation. During 2025, there were no stock options granted to any NEO within four business days preceding, or within one business day after, the filing of any report on Forms 10-K, 10-Q or 8-K that discloses material non-public information.

Award Timing Method
The Compensation Committee meets periodically, including to approve equity award grants to our executives from time to time. In addition, the Special Committee is responsible for evaluating and recommending to the Board the methods for incentivizing and retaining our Chief Executive Officer. We do not have, nor do we plan to establish, any program, plan or practice to time equity award grants in coordination with releasing material non-public information, and the Compensation Committee does not take material non-public information into account when determining the timing and terms of equity awards. Tesla has not timed the disclosure of material non-public information to affect the value of executive compensation. During 2025, there were no stock options granted to any NEO within four business days preceding, or within one business day after, the filing of any report on Forms 10-K, 10-Q or 8-K that discloses material non-public information.

Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	Compensation Committee does not take material non-public information into account when determining the timing and terms of equity awards.
MNPI Disclosure Timed for Compensation Value	false